UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC.
(Exact name of registrant as specified in charter)

530 Fifth Avenue, 26th Floor, New York, NY 10036
(Address of principal executive offices)(Zip code)

Eugene S. Stark

General American Investors Company, Inc.

530 Fifth Avenue, 26th Floor,

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-916-8400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1. STATEMENT OF INVESTMENTS.

2

STATEMENT OF INVESTMENTS September 30, 2018 (Unaudited)
General American Investors

	Shares	COMMON STOCKS		Value (note 1a)
Consumer Discretionary (16.7%)	Automobiles and Components (0.4%)
	434,063	Ford Motor Company	(Cost $5,091,724)	$4,015,083

	Media (3.9%)
	10,000	Charter Communications, Inc. (a)		3,258,800
	399,285	Discovery, Inc. (a)		12,777,120
	291,599	GCI Liberty, Inc.- Class A (a)		14,871,549
	460,196	Sinclair Broadcast Group, Inc. - Class A		13,046,557
			(Cost $38,903,406)	43,954,026
	Retailing (12.4%)
	18,000	Amazon.com, Inc. (a)		36,054,000
	335,279	Liberty Expedia Holdings, Inc. (a)		15,771,524
	420,000	Macy’s, Inc.		14,586,600
	648,268	The TJX Companies, Inc.		72,618,981
			(Cost $40,648,549)	139,031,105
			(Cost $84,643,679)	187,000,214

Consumer Staples (16.0%)	Food, Beverage, and Tobacco (10.9%)
	225,118	Danone (France)		17,435,848
	93,210	Diageo plc ADR (United Kingdom)		13,205,061
	450,000	Nestle S.A. (Switzerland)		37,524,461
	195,000	PepsiCo, Inc.		21,801,000
	590,000	Unilever N.V. (Netherlands/United Kingdom)		32,861,206
			(Cost $60,025,216)	122,827,576
	Food and Staples Retailing (5.1%)
	85,200	Costco Wholesale Corporation		20,011,776
	556,761	The Kroger Co.		16,207,313
	230,200	Wal-Mart Stores, Inc.		21,618,082
			(Cost $35,231,612)	57,837,171
			(Cost $95,256,828)	180,664,747

Energy (8.1%)	252,500	Anadarko Petroleum Corporation		17,021,025
	1,127,947	Cameco Corporation (Canada)		12,858,596
	1,525,000	Ensco plc - Class A (United Kingdom)		12,871,000
	3,830,440	Gulf Coast Ultra Deep Royalty Trust		210,674
	485,000	Halliburton Company		19,657,050
	1,300,000	Helix Energy Solutions Group, Inc. (a)		12,844,000
	140,000	Phillips 66		15,780,800
			(Cost $62,866,926)	91,243,145

Financials (19.4%)	Banks (1.6%)
	110,000	M&T Bank Corporation	(Cost $560,176)	18,099,400

	Diversified Financials (3.8%)
	188,900	JPMorgan Chase & Co.		21,315,476
	370,000	Nelnet, Inc.		21,152,900
			(Cost $10,004,873)	42,468,376
	Insurance (14.0%)
	154,552	Aon plc (United Kingdom)		23,767,007
	1,200,000	Arch Capital Group Ltd. (a) (Bermuda)		35,772,000
	275,000	Axis Capital Holdings Limited (Bermuda)		15,870,250
	110	Berkshire Hathaway Inc.- Class A (a) (b)		35,200,005
	120,000	Everest Re Group, Ltd. (Bermuda)		27,416,400
	400,000	MetLife, Inc.		18,688,000
			(Cost $41,917,542)	156,713,662
			(Cost $52,482,591)	217,281,438

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STATEMENT OF INVESTMENTS September 30, 2018 (Unaudited) - continued
General American Investors

	Shares	COMMON STOCKS (continued)		Value (note 1a)
Health Care (9.1%)	Pharmaceuticals, Biotechnology, and Life Sciences
	1,874,364	Arantana Therapeutics, Inc. (a)		$10,946,286
	165,000	Celgene Corporation (a)		14,765,850
	373,600	Gilead Sciences, Inc.		28,845,656
	299,942	Intra-Cellular Therapies, Inc. (a)		6,508,741
	458,817	Kindred Biosciences, Inc. (a)		6,400,497
	200,191	Merck & Co., Inc.		14,201,549
	436,364	Paratek Pharmaceuticals, Inc. (a)		4,232,731
	380,808	Pfizer Inc.		16,782,209
			(Cost $51,826,761)	102,683,519

Industrials (9.9%)	Capital Goods (4.0%)
	129,131	Eaton Corporation plc (Ireland)		11,199,532
	295,000	General Electric Company		3,330,550
	217,541	United Technologies Corporation		30,414,407
			(Cost $32,712,565)	44,944,489
	Commercial and Professional Services (3.9%)
	597,895	Republic Services, Inc.	(Cost $8,407,622)	43,443,051

	Transportation (2.0%)
	396,511	Delta Air Lines, Inc.	(Cost $20,270,129)	22,930,231
			(Cost $61,390,316)	111,317,771

Information Technology (27.0%)	Semiconductors and Semiconductor Equipment (3.7%)
	203,652	Applied Materials, Inc.		7,871,150
	177,850	ASML Holding N.V. (Netherlands)		33,439,357
			(Cost $9,264,555)	41,310,507
	Software and Services (14.3%)
	35,500	Alphabet Inc. (a)		42,368,185
	126,474	DXC Technology Company		11,827,848
	638,800	eBay Inc. (a)		21,093,176
	86,000	Facebook, Inc. - Class A (a)		14,143,560
	500,686	Microsoft Corporation		57,263,458
	138,769	Worldpay, Inc. (a)		14,053,137
			(Cost $97,019,626)	160,749,364
	Technology, Hardware, and Equipment (9.0%)
	104,000	Apple Inc.		23,476,960
	640,000	Cisco Systems, Inc.		31,136,000
	133,966	InterDigital, Inc.		10,717,280
	175,000	Lumentum Holdings Inc. (a)		10,491,250
	135,036	QUALCOMM Incorporated		9,726,643
	131,309	Universal Display Corporation		15,481,331
			(Cost $43,793,100)	101,029,464
			(Cost $150,077,281)	303,089,335

Miscellaneous (3.3%)		Other (c)	(Cost $45,761,459)	36,439,054

Telecommunication Services (1.3%)	671,252	Vodafone Group plc ADR (United Kingdom)	(Cost $18,886,186)	14,566,168
		TOTAL COMMON STOCKS (110.8%)	(Cost $623,192,027)	1,244,285,391

	Warrants	WARRANT (a)
Technology, Hardware, and Equipment (0.0%)	281,409	Applied DNA Sciences, Inc./ November 14, 2019/$3.50(Cost $2,814)		73,166

Put Option	Contracts (100 shares each)	COMPANY/EXPIRATION DATE/EXERCISE PRICE
Retailing (0.0%)	1,000	The TJX Companies, Inc./January 18, 2019/$97.50		90,000
	900	The TJX Companies, Inc./January 18, 2019/$92.50		40,500
			(Cost $524,508)	130,500

Software and Services (0.0%)	1,500	Microsoft Corporation/January 18, 2019/$105	(Cost $304,552)	262,500
		TOTAL PUT OPTIONS	(Cost $829,060)	393,000

4

STATEMENT OF INVESTMENTS September 30, 2018 (Unaudited) - continued
General American Investors

Shares	SHORT-TERM SECURITY AND OTHER ASSETS
81,572,639	State Street Institutional Treasury Plus Money Market Fund,
	Trust Class, 1.9% (d) (7.3%)(Cost $81,572,639)	$81,572,639
TOTAL INVESTMENTS (e) (118.1%)(Cost $705,596,540)		1,326,324,196
Liabilities in excess of receivables and other assets (-1.2%)		(13,154,026)
		1,313,170,170
PREFERRED STOCK (-16.9%)		(190,117,175)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)		$1,123,052,995

ADR - American Depository Receipt

(a)Non-income producing security.

(b)Security is held as collateral for options written.

(c)Securities which have been held for less than one year, not previously disclosed, and not restricted.

(d)7-day yield.

(e)At September 30, 2018, the cost of investments for Federal income tax purposes was $709,307,046; aggregate gross unrealized appreciation was $645,460,683; aggregate gross unrealized depreciation was $28,443,533; and net unrealized appreciation was $617,017,150.

STATEMENT OF OPTIONS WRITTEN September 30, 2018 (Unaudited)

Call Options	Contracts (100 shares each)	COMPANY/EXPIRATION DATE/EXERCISE PRICE	Value (note 1a)
Food and Staples Retailing	252	Costco Wholesale Corporation/October 19, 2018/$220	$409,500
	1,000	The Kroger Co./January 18, 2019/$30	151,000
		(Premiums Received $698,996)	560,500

Software and Services	1,500	Microsoft Corporation/January 18, 2019/$120
		(Premium Received $337,144)	438,000

Retailing	251	The TJX Companies, Inc./October 19, 2018/$105	188,250
	1,000	The TJX Companies, Inc./January 18, 2019/$100	1,380,000
	900	The TJX Companies, Inc./January 18, 2019/$105	882,000
		(Premiums Received $671,235)	2,450,250

		TOTAL CALL OPTIONS(Total Premiums Received ($1,707,375)	$3,448,750

The maximum cash outlay if all put options are exercised is $48,629,500.

(see notes to financial statements)

5

NOTES TO FINANCIAL STATEMENTS (Unaudited)
General American Investors

General American Investors Company, Inc. (the “Company”), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

1.Security Valuation Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to assist in determining current market value. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value. Special holdings (restricted securities) and other securities for which quotations are not readily available are valued at fair value determined in good faith pursuant to specific procedures appropriate to each security as established by and under the general supervision of the Board of Directors. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

2.Options The Company may purchase and write (sell) put and call options. The Company typically purchases put options or writes call options to hedge the value of portfolio investments while it typically purchases call options and writes put options to obtain equity market exposure under specified circumstances. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed under cost of investments on the Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

3.Fair Value Measurements Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued using amortized cost and which transact at net asset value, typically $1 per share),

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.), and

Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of September 30, 2018:

Assets	Level 1	Level 2	Level 3	Total
Common stocks	$1,244,285,391	—	—	$1,244,285,391
Warrant	73,166	—	—	73,166
Purchased options	393,000	—	—	393,000
Money market fund	81,572,639	—	—	81,572,639
Total	$1,326,324,196	—	—	$1,326,324,196
Liabilities
Options written	$(3,448,750)	—	—	$(3,448,750)

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of September 30, 2018, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 30, 2018, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By:	/s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey W. Priest
Jeffrey W. Priest
President and Chief Executive Officer
(Principal Executive Officer)

Date:	October 26, 2018

By:	/s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration
(Principal Financial Officer)

Date:	October 26, 2018